LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Liabilities for Insurance Contracts and Participating Investment Contracts - Discounted cash flow [member] - GBP (£)
£ in Millions
	Dec. 31, 2019	Dec. 31, 2018
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Liabilities for Insurance Contracts and Participating Investment Contracts [Line Items]
Insurance contracts	£ 96,812	£ 84,366
Participating investment contracts	14,063	13,912
Total	110,875	98,278
With-profit fund [Member]
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Liabilities for Insurance Contracts and Participating Investment Contracts [Line Items]
Insurance contracts	8,018	7,851
Participating investment contracts	7,222	7,438
Total	15,240	15,289
Non-profit fund [Member]
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Liabilities for Insurance Contracts and Participating Investment Contracts [Line Items]
Insurance contracts	88,794	76,515
Participating investment contracts	6,841	6,474
Total	£ 95,635	£ 82,989